OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)
Schedule of undiscounted minimum lease payments
As of December 31, 2020
Year ending December 31, 2021	$322,806